Document and Entity Information	May 29, 2020
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	true
Amendment Description	Amendment 1
Entity Central Index Key	0000006845
Document Type	8-K/A
Document Period End Date	May 29, 2020
Entity Registrant Name	APOGEE ENTERPRISES, INC.
Entity File Number	0-6365
Entity Incorporation State Country Code	MN
Entity Tax Identification Number	41-0919654
Entity Address, Address Line One	4400 West 78th Street - Suite 520
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55435
City Area Code	(952)
Local Phone Number	835-1874
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.33 1/3 Par Value
Trading Symbol	APOG
Entity Emerging Growth Company	false